Geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting Disclosure [Text Block]

Note 4 — Geographic information

Product sales consist of the following:

	March 31,	March 31,
	2013	2012

Revenue from U.S. product sales	$1,842,800	$1,493,400
Revenue from non-U.S. product sales	$410,300	$193,000

Total revenue from product sales	$2,253,100	$1,686,400

Note 21 — Geographic information

Product sales consist of the following:

	December 31,	December 31,
	2012	2011

Revenue from U.S. product sales	$6,179,000	$5,583,300
Revenue from non-U.S. product sales	$1,062,400	$318,800
Total revenue from product sales	$7,241,400	$5,902,100